Accrued Expenses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Other accrued expenses	$ 69.2	$ 65.3
Employee-related accruals	71.2	58.9
Accrued interest	16.0	22.6
Non-income taxes payable	20.2	20.9
Current portion of restructuring liabilities (Note 7)	21.6	15.6
Income taxes payable	8.1	10.3
Deferred income taxes (Note 11)	5.8	8.5
Total accrued expenses	$ 212.1	$ 202.1